UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – December 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Income Fund
Class IA
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$60	0.59%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IA shares of Putnam VT Income Fund returned 2.56%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in 2024 despite changes to expectations for the timing and number of rate cuts.

↑	Corporate credit strategies contributed to returns, as both investment-grade and high yield spreads tightened during the year.
↑
Prepayment strategies contributed to returns, as seasoned interest-only (IO) and inverse IO bonds are still well “out-of-the-money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Term structure strategies were the primary detractor, particularly in the third quarter, as the Fund had a slightly short duration posture in an environment where U.S. Treasury yields rallied across the curve.

Use of derivatives and the impact on performance:
The Fund utilized futures for hedging treasury term structure risk and for yield curve positioning, which detracted from performance.
Putnam VT Income Fund	PAGE 1	38921-ATSIA-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IA 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IA	2.56	-1.16	1.30
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$138,075,010
Total Number of Portfolio Holdings*	838
Total Management Fee Paid	$543,719
Portfolio Turnover Rate	461%
*	Includes derivatives, if applicable.
Putnam VT Income Fund	PAGE 2	38921-ATSIA-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Tina Chou, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam VT Income Fund	PAGE 3	38921-ATSIA-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 4	38921-ATSIA-0225

Putnam VT Income Fund
Class IB
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$85	0.84%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IB shares of Putnam VT Income Fund returned 2.32%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Additionally, demand for CMBS improved substantially in 2024 despite changes to expectations for the timing and number of rate cuts.

↑	Corporate credit strategies contributed to returns, as both investment-grade and high yield spreads tightened during the year.
↑
Prepayment strategies contributed to returns, as seasoned interest-only (IO) and inverse IO bonds are still well “out-of-the-money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓
Term structure strategies were the primary detractor, particularly in the third quarter, as the Fund had a slightly short duration posture in an environment where U.S. Treasury yields rallied across the curve.

Use of derivatives and the impact on performance:
The Fund utilized futures for hedging treasury term structure risk and for yield curve positioning, which detracted from performance.
Putnam VT Income Fund	PAGE 1	38921-ATSIB-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IB 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IB	2.32	-1.41	1.03
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$138,075,010
Total Number of Portfolio Holdings*	838
Total Management Fee Paid	$543,719
Portfolio Turnover Rate	461%
*	Includes derivatives, if applicable.
Putnam VT Income Fund	PAGE 2	38921-ATSIB-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Tina Chou, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam VT Income Fund	PAGE 3	38921-ATSIB-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Income Fund	PAGE 4	38921-ATSIB-0225

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
December 31, 2024	$101,381	$ —	$8,640	$ —
December 31, 2023	$117,403	$ —	$9,640	$ —

For the fiscal years ended December 31, 2024 and December 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $872,876 and $369,772 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
December 31, 2024	$ —	$791,963	$72,273	$864,236
December 31, 2023	$ —	$360,132	$ —	$360,132

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Income
Fund

Financial Statements and Other Important Information

Annual | December 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam VT Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Income Fund	1

The fund’s portfolio 12/31/24
CORPORATE BONDS AND NOTES (41.5%)*	Principal amount	Value
Banking (8.4%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	$200,000	$199,400
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity	200,000	203,207
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	200,000	231,027
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	195,245
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	200,000	210,026
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	244,960
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	50,000	50,077
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	195,000	171,529
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	100,000	103,546
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	550,000	487,533
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.38%, 9/15/26	100,000	100,166
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	311,025
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	100,000	97,381
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	316,445
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	202,027
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	70,000	71,475
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	90,000	87,608
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	105,598
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	20,901
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	62,751
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	76,000	77,456
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	500,000	493,400
Citizens Bank NA sr. unsec. unsub. FRN 5.284%, 1/26/26	250,000	249,988
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	200,000	202,319
Credit Agricole SA 144A jr. unsec. sub. notes 8.125%, 12/23/25 (France)	200,000	204,265
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	235,880
Danske Bank A/S 144A sr. unsec. FRN 6.466%, 1/9/26 (Denmark)	200,000	200,044
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	200,000	199,726
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	60,000	59,201
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	115,000	119,348
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	107,000	110,171
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	203,950
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	210,000	182,797
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	429,000	428,158
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47	63,000	59,912
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	84,615
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.294%, 7/22/35	125,000	123,729
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	155,000	158,671
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	380,000	388,260
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	300,000	268,463
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	211,115
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	202,012
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	350,000	329,681
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	140,000	141,198
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	139,898
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	200,000	213,723
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	200,000	208,964
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	175,013
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	120,000	120,975
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	105,000	104,616
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity	247,000	247,646
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)	200,000	198,315
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	370,000	447,013
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	247,066
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	210,651
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	50,000	48,612
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	125,000	126,945

2
Putnam VT Income Fund

CORPORATE BONDS AND NOTES (41.5%)* cont.	Principal amount	Value
Banking cont.
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	$495,000	$540,289
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	185,000	163,843
		11,599,855
Basic materials (1.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	90,000	91,461
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)	5,000	5,178
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	14,000	14,294
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	73,000	74,112
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	60,846
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	227,000	200,347
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	135,000	133,615
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	20,000	19,923
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	70,000	73,548
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	124,000	121,632
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	15,000	14,309
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	150,000	143,181
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	75,000	73,395
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	20,000	13,115
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	35,000	29,740
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	40,608
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	25,000	22,508
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	95,000	92,215
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	33,125
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	119,223
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	44,031
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	32,000	35,653
		1,456,059
Capital goods (2.6%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	194,924
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	13,000	13,131
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	3,000	2,990
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	155,000	145,186
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	104,000	100,411
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	70,000	46,287
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	45,000	41,924
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	25,000	22,342
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	357,000	346,419
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	205,000	132,142
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54	80,000	85,109
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	30,000	31,444
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	30,000	31,112
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	20,000	20,481
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	55,000	56,891
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27	355,000	357,170
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	16,000	16,617
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	135,000	141,253
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	142,000	132,114
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	138,000	136,723
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	320,000	325,993
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	42,215
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	125,000	123,458
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	15,000	13,749
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	335,000	336,996
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	30,000	29,761
RTX Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54	50,000	54,434
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	360,337
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	40,000	39,062
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	22,000	19,265
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	110,000	104,138
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	93,000	93,480
		3,597,558

Putnam VT Income Fund
3

CORPORATE BONDS AND NOTES (41.5%)* cont.	Principal amount	Value
Communication services (2.7%)
American Tower Corp. sr. unsec. bonds 5.55%, 7/15/33 R	$250,000	$252,275
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	195,000	168,470
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	48,000	43,253
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	118,000	114,440
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	130,551
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	291,193
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	83,000	73,223
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	57,000	56,952
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	135,000	92,513
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	172,000	164,462
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	130,000	126,103
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	230,000	227,584
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	25,000	21,289
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	193,000	177,557
Equinix, Inc. sr. unsec. sub. notes 2.50%, 5/15/31 R	70,000	59,867
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	90,000	89,463
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	100,000	78,280
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	38,000	34,190
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	149,000	158,276
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	214,269
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,590
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	115,000	112,290
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	255,000	249,787
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	155,000	174,630
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.272%, 1/15/36	150,000	134,987
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	78,794
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	114,647
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	250,000	229,965
		3,675,900
Consumer cyclicals (3.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	260,000	251,345
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	120,863
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	453,000	260,130
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	86,302
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	16,000	15,945
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	104,000	100,517
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	85,000	66,160
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	50,000	50,806
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	192,000	182,106
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	225,000	217,381
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	60,000	43,875
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	16,020
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	60,000	56,903
Home Depot, Inc. (The) sr. unsec. unsub. bonds 5.30%, 6/25/54	92,000	88,217
Home Depot, Inc. (The) sr. unsec. unsub. notes 4.95%, 6/25/34	92,000	90,812
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,344
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	75,000	74,687
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	105,000	105,126
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	8,000	8,363
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	20,000	20,004
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	50,000	48,560
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	295,000	308,038
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	41,000	41,246
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	150,000	148,912
Moody’s Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	102,762
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	20,000	19,473
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	15,000	14,698
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	310,000	316,183
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	20,000	14,574

4
Putnam VT Income Fund

CORPORATE BONDS AND NOTES (41.5%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	$230,000	$217,255
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	55,000	51,829
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	31,000	29,677
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 5/15/33	95,000	100,221
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	62,936
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28	65,000	65,111
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	41,000	33,935
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	186,594
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	113,000	109,970
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	92,000	91,026
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	145,000	136,637
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	73,000	71,347
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	274,000	241,523
		4,290,413
Consumer finance (1.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	245,000	213,561
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	150,000	149,954
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	40,000	39,355
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	260,000	240,216
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	75,000	77,551
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	50,000	50,297
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	210,000	210,255
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	132,000	145,788
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	181,782
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	305,000	307,953
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	140,000	142,887
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	91,000	89,690
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	100,000	97,994
		1,947,283
Consumer staples (1.4%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	200,000	202,392
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	196,644
Conagra Brands, Inc. sr. unsec. bonds 5.30%, 11/1/38	65,000	61,142
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46	88,000	71,808
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	93,929
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	38,988
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29	250,000	235,305
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	65,000	68,769
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	19,000	18,926
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	157,000	143,336
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	315,000	309,985
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	24,000	22,267
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	46,000	44,904
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	296,000	297,654
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	110,000	107,629
		1,913,678
Energy (2.4%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	35,000	34,064
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	180,000	176,949
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	75,000	68,009
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	110,000	120,252
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	124,000	122,676
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	195,000	188,928
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	77,252
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	45,000	47,202
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	50,000	51,485

Putnam VT Income Fund
5

CORPORATE BONDS AND NOTES (41.5%)* cont.	Principal amount	Value
Energy cont.
DCP Midstream Operating LP company guaranty sr. unsec. notes 8.125%, 8/16/30	$85,000	$96,691
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33	75,000	77,998
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	200,000	201,537
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	210,000	223,553
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	109,000	116,736
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	257,087
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	30,000	29,200
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	65,000	64,535
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	15,000	14,516
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	205,000	212,255
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	93,000	95,306
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	29,000	29,416
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	23,000	23,058
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	141,689
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	220,000	217,753
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	205,000	198,083
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	365,000	368,661
		3,254,891
Financial (0.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	145,000	160,501
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	19,870
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	181,932
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	118,000	93,483
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	49,000	48,002
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	200,000	196,864
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	20,000	19,920
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	55,000	55,027
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	75,000	77,336
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	104,218
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	41,000	43,079
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	21,000	21,197
		1,021,429
Health care (4.0%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	61,000	60,291
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	212,000	212,013
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	209,742
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	75,000	71,992
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	98,000	94,423
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	273,000	275,607
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	45,000	40,378
Biogen, Inc. sr. unsec. bonds 3.25%, 2/15/51	105,000	67,465
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	145,000	125,404
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	180,000	148,349
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	45,000	45,263
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	292,000	252,733
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	11,338	11,403
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	85,040	78,896
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	335,000	303,115
Elevance Health, Inc. sr. unsec. unsub. bonds 5.125%, 2/15/53	65,000	57,874
Elevance Health, Inc. sr. unsec. unsub. notes 2.25%, 5/15/30	215,000	186,857
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	70,000	63,417
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	225,000	222,978
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	35,103
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	66,000	65,400
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	28,633
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	54,000	51,485
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	41,000	40,409
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	50,000	44,082
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	95,000	95,022

6
Putnam VT Income Fund

CORPORATE BONDS AND NOTES (41.5%)* cont.	Principal amount	Value
Health care cont.
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	$165,000	$168,210
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	203,884
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	105,000	104,674
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	205,000	158,905
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	217,655
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	120,000	112,452
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	240,000	233,298
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	57,000	56,511
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	120,000	127,603
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	103,000	100,286
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	82,000	81,861
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	13,135
Thermo Fisher Scientific, Inc. sr. unsec. notes 2.60%, 10/1/29	135,000	122,874
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	44,107
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	99,283
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	370,000	359,782
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	110,000	103,174
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	225,000	235,089
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	74,000	63,705
		5,494,822
Insurance (1.6%)
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	95,000	94,607
Athene Global Funding 144A notes 5.526%, 7/11/31	80,000	80,232
Athene Global Funding 144A notes 5.322%, 11/13/31	74,000	72,821
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	35,000	35,096
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	40,000	40,569
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	65,000	63,837
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	125,000	129,283
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	70,011
CNO Global Funding 144A notes 4.95%, 9/9/29	175,000	173,553
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	100,000	95,520
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	305,000	306,884
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	60,000	61,300
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	220,000	218,598
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	89,000	54,900
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	184,889
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	190,660
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	29,000	18,754
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	125,000	126,647
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	170,000	188,788
		2,206,949
Investment banking/Brokerage (1.5%)
Ares Capital Corp. sr. unsec. notes 5.95%, 7/15/29	58,000	58,672
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	35,000	36,285
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	175,000	173,097
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	112,000	107,253
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	142,624
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	353,000	343,659
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	35,000	35,103
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	60,000	60,229
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	760,000	745,027
Morgan Stanley unsec. sub. notes 5.297%, 4/20/37	314,000	305,257
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	62,105
		2,069,311
Real estate (0.8%)
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	24,000	23,601
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31 R	130,000	134,156
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	60,000	63,560
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	88,000	88,061
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34 R	110,000	107,481
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	54,000	47,252

Putnam VT Income Fund
7

CORPORATE BONDS AND NOTES (41.5%)* cont.	Principal amount	Value
Real estate cont.
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	$70,000	$70,692
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	58,000	57,553
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26 R	145,000	143,808
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	410,000	386,637
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	22,000	21,361
		1,144,162
Technology (3.4%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	95,000	94,954
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	413,487
AppLovin Corp. sr. unsec. sub. bonds 5.95%, 12/1/54	13,000	12,818
AppLovin Corp. sr. unsec. sub. notes 5.375%, 12/1/31	133,000	133,098
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29	29,000	28,940
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	18,000	18,088
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	27,000	27,213
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	122,000	120,124
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	158,000	151,248
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	240,000	240,990
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	400,000	380,701
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	75,000	72,957
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	105,000	104,664
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	5,000	6,367
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	80,000	78,698
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	49,000	44,766
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	80,000	74,380
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	55,000	51,811
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	28,000	26,928
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	55,000	53,664
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	101,000	98,490
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	67,000	69,591
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	68,000	69,727
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	60,000	60,636
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	297,000	287,873
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	30,000	29,271
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	242,000	242,422
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	30,000	29,218
MSCI, Inc. 144A company guaranty sr. unsec. bonds 3.25%, 8/15/33	250,000	211,393
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	109,000	99,635
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	40,784
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	370,667
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	45,000	39,618
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	125,391
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	55,000	59,160
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	80,000	73,594
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	110,000	83,924
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	84,000	73,528
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	240,000	199,531
Xilinx, Inc. company guaranty sr. unsec. sub. notes 2.375%, 6/1/30	320,000	282,152
		4,682,501
Transportation (0.6%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	230,000	224,269
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	133,000	129,525
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	110,000	108,607
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	200,000	199,399
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	130,000	131,790
		793,590
Utilities and power (5.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	134,911
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	105,699
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	75,000	75,148
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	45,000	45,484

8
Putnam VT Income Fund

CORPORATE BONDS AND NOTES (41.5%)* cont.	Principal amount	Value
Utilities and power cont.
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	$100,000	$64,307
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	210,000	205,288
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	55,210
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	79,066
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	115,000	114,779
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	85,000	71,185
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	106,000	112,418
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	44,000	46,086
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	43,000	41,859
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	545,000	556,024
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	121,048
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	145,000	145,579
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	90,000	88,549
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	21,000	20,486
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	50,473
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	29,000	28,981
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	25,000	24,895
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	172,920
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	65,000	64,909
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	97,000	92,706
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	200,000	235,628
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	95,000	87,514
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	74,582
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	94,147
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	200,000	222,976
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	182,000	184,397
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,722
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	125,000	123,403
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	30,000	30,162
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	20,737
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	60,000	59,160
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	165,000	166,330
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	165,000	167,196
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	90,000	87,488
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	225,000	224,657
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	280,000	281,538
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30	45,000	43,829
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	169,494
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	10,000	9,928
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	270,000	264,534
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	99,055
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	78,607
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	70,000	70,130
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	100,000	97,480
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	230,000	231,972
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	191,000	185,556
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	95,000	84,937
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	166,928
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	90,000	86,598
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	93,319
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	75,000	81,807
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	65,737
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	126,085
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	45,000	46,600
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	190,000	181,597
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	117,577
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	160,000	152,909
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	50,000	50,142
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	85,000	86,803
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	10,000	10,206
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	45,000	43,583

Putnam VT Income Fund
9

CORPORATE BONDS AND NOTES (41.5%)* cont.	Principal amount	Value
Utilities and power cont.
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	$120,000	$117,107
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	80,000	81,118
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	82,000	78,366
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	465,000	453,024
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	170,000	168,730
		8,158,405
Total corporate bonds and notes (cost $59,364,276)		$57,306,806
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.7%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (12.8%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,028,104	$1,053,424
5.50%, with due dates from 6/20/53 to 4/20/54	1,689,734	1,689,020
5.00%, TBA, 1/1/55	3,000,000	2,910,586
5.00%, with due dates from 5/20/48 to 6/20/48	246,264	242,696
4.50%, TBA, 1/1/55	3,000,000	2,835,938
4.50%, with due dates from 7/20/47 to 5/20/48	997,762	958,180
4.00%, TBA, 1/1/55	2,000,000	1,842,276
4.00%, with due dates from 2/20/48 to 5/20/48	646,538	591,860
3.50%, with due dates from 11/15/47 to 11/20/49	678,802	613,807
3.00%, 2/20/53	1,009,703	879,759
2.50%, with due dates from 9/20/52 to 2/20/53	4,801,274	4,018,652
		17,636,198
U.S. Government Agency Mortgage Obligations (12.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	372,504	377,003
5.50%, with due dates from 9/1/53 to 11/1/53	1,742,483	1,734,404
4.50%, with due dates from 8/1/44 to 3/1/45	196,594	189,754
4.00%, 9/1/45	279,661	262,557
3.50%, with due dates from 8/1/43 to 2/1/47	1,010,235	917,166
3.00%, with due dates from 3/1/43 to 6/1/46	562,217	491,493
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	991,053	984,814
5.28%, 12/1/28	226,000	230,302
5.00%, 3/1/38	3,358	3,348
4.50%, with due dates from 7/1/44 to 5/1/45	461,137	443,654
4.00%, with due dates from 9/1/45 to 6/1/46	452,189	419,655
3.50%, with due dates from 6/1/56 to 9/1/57	1,911,600	1,691,417
3.50%, 7/1/43	186,315	169,166
3.00%, with due dates from 9/1/42 to 4/1/52	2,944,655	2,557,991
2.00%, 1/1/51	1,161,960	912,294
2.00%, 2/1/37	879,837	782,539
Uniform Mortgage-Backed Securities
5.00%, TBA, 1/1/55	1,000,000	965,231
2.00%, TBA, 1/1/55	5,000,000	3,891,016
1.50%, TBA, 1/1/40	1,000,000	857,398
		17,881,202
Total U.S. government and agency mortgage obligations (cost $36,974,039)		$35,517,400
U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 2.375%, 5/15/27 [i]	$113,000	$108,585
Total U.S. treasury obligations (cost $108,585)		$108,585
MORTGAGE-BACKED SECURITIES (18.0%)*	Principal amount	Value
Agency collateralized mortgage obligations (4.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 6.832%, 4/15/37	$60,709	$66,039
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 5.724%, 3/15/35	74,470	74,928
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.719%, 10/25/53	167,488	168,722

10
Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	$130,512	$10,718
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	34,881	924
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	442,907	89,870
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	3,596,118	712,917
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 1/25/50	3,512,247	367,493
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,148	947
REMICs Ser. 3391, PO, zero %, 4/15/37	10,403	8,814
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,554	3,043
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	631,928	86,425
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	267,585	42,577
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	744,504	94,552
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	3,474,037	574,465
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.717%, 4/25/40	216,414	22,318
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	6,566	5,276
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	246,920	31,512
FRB Ser. 23-152, Class FB, IO, 5.755%, 4/20/51 W	228,222	233,085
Ser. 14-180, IO, 5.00%, 12/20/44	754,665	153,791
Ser. 14-76, IO, 5.00%, 5/20/44	218,093	46,830
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	675,096	137,995
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	605,587	113,864
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,331,344	236,635
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 3.864%, 5/20/53	444,466	441,000
Ser. 12-136, IO, 3.50%, 11/20/42	558,984	75,931
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	396,611	61,819
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	164,240	9,288
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	238,667	9,301
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66 W	2,479,587	103,200
Ser. 17-H18, Class CI, IO, 2.49%, 9/20/67 W	1,295,780	85,704
FRB Ser. 15-H16, Class XI, IO, 2.476%, 7/20/65 W	531,947	28,525
Ser. 16-H24, Class JI, IO, 2.253%, 11/20/66 W	527,808	28,850
Ser. 15-H13, Class AI, IO, 2.126%, 6/20/65 W	1,332,332	63,359
Ser. 19-H02, Class DI, IO, 2.08%, 11/20/68 W	1,823,201	87,335
Ser. 16-H11, Class HI, IO, 2.017%, 1/20/66 W	665,000	15,295
Ser. 15-H12, Class GI, IO, 1.84%, 5/20/65 W	1,289,372	41,538
Ser. 15-H12, Class AI, IO, 1.83%, 5/20/65 W	969,196	20,245
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 8/20/50	3,674,245	457,561
Ser. 15-H10, Class CI, IO, 1.805%, 4/20/65 W	757,028	18,723
Ser. 15-H20, Class AI, IO, 1.796%, 8/20/65 W	618,122	15,001
Ser. 15-H25, Class CI, IO, 1.751%, 10/20/65 W	835,050	30,262
Ser. 15-H12, Class EI, IO, 1.696%, 4/20/65 W	1,617,878	36,184
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.688%, 9/16/44	609,620	68,456
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 10/20/49	952,856	98,315
Ser. 17-H12, Class QI, IO, 1.662%, 5/20/67 W	1,226,959	42,629
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65 W	1,248,677	21,255
Ser. 15-H01, Class CI, IO, 1.576%, 12/20/64 W	282,679	6,502
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.538%, 9/16/49	1,282,449	147,101
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.515%, 10/20/49	122,647	11,655
Ser. 14-H11, Class GI, IO, 1.507%, 6/20/64 W	2,870,775	68,052
Ser. 10-H19, Class GI, IO, 1.442%, 8/20/60 W	647,544	20,848
Ser. 17-H08, Class NI, IO, 1.404%, 3/20/67 W	1,507,190	49,576
Ser. 17-H10, Class MI, IO, 1.156%, 4/20/67 W	1,511,297	42,336
Ser. 15-H04, Class AI, IO, 0.875%, 12/20/64 W	1,228,947	38,358
		5,527,944
Commercial mortgage-backed securities (7.0%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 5.696%, 6/15/36	182,891	182,720
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.334%, 9/15/48 W	483,000	455,347
BANK FRB Ser. 18-BN13, Class XA, IO, 0.449%, 8/15/61 W	6,784,572	96,440

Putnam VT Income Fund
11

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.574%, 11/15/52 W	$234,000	$127,423
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.84%, 12/16/36 (Cayman Islands)	201,367	201,493
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.56%, 11/16/38 (Cayman Islands)	93,607	93,967
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	25,203	24,218
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	89,863	86,146
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47 W	227,000	208,148
FRB Ser. 15-CR23, Class C, 4.332%, 5/10/48 W	293,000	277,750
FRB Ser. 14-UBS6, Class C, 4.259%, 12/10/47 W	51,009	48,774
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	276,000	274,635
FRB Ser. 15-CR23, Class XA, IO, 0.837%, 5/10/48 W	3,116,079	2,305
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.336%, 5/15/45 W	66,512	54,411
FRB Ser. 13-CR13, Class D, 4.944%, 11/10/46 W	389,000	238,383
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47 W	198,000	158,498
FRB Ser. 14-CR19, Class D, 4.512%, 8/10/47 W	68,772	65,546
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	2,978,255	418
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.064%, 4/15/50 W	116,000	103,839
FRB Ser. 15-C3, Class XA, IO, 0.651%, 8/15/48 W	12,259,431	11,821
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.672%, 12/15/49 W	5,680,714	48,646
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.353%, 8/10/44 W	270,410	253,448
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63 W	2,595,993	128,947
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	221,922	219,065
GS Mortgage Securities Trust
FRB Ser. 15-GS1, Class XA, IO, 0.752%, 11/10/48 W	18,643,852	70,481
FRB Ser. 14-GC22, Class XA, IO, 0.594%, 6/10/47 W	2,760,081	28
FRB Ser. 13-GC13, Class XA, IO, zero %, 7/10/46 W	4,554,970	46
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.44%, 9/10/47 W	154,000	60,519
FRB Ser. 11-GC5, Class XA, IO, zero %, 8/10/44 W	544,527	321
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class C, 3.939%, 7/15/45 W	112,781	106,516
FRB Ser. 14-C25, Class XA, IO, 0.544%, 11/15/47 W	669,866	7
FRB Ser. 14-C22, Class XA, IO, 0.402%, 9/15/47 W	1,143,314	11
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.038%, 8/15/46 W	122,000	93,952
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class XA, IO, 1.157%, 4/15/46 W	139,069	749
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	172,650	163,939
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45 W	138,000	129,272
FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47 W	127,000	111,314
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	498,000	36,603
FRB Ser. 07-CB20, Class E, zero %, 2/12/51 W	11,116	13,513
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.514%, 7/12/50 W	5,833,085	158,195
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.484%, 12/15/47 W	390,000	377,166
FRB Ser. 14-C16, Class B, 4.274%, 6/15/47 W	75,829	73,061
FRB Ser. 15-C23, Class B, 4.137%, 7/15/50 W	355,000	346,014
FRB Ser. 15-C25, Class XA, IO, 1.019%, 10/15/48 W	4,408,972	12,592
FRB Ser. 15-C26, Class XA, IO, 0.952%, 10/15/48 W	3,759,033	4,686
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	214,000	209,487
144A FRB Ser. 13-C10, Class F, 3.981%, 7/15/46 W	273,000	17,861
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.78%, 10/15/51 W	205,000	190,467
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	412,000	387,810
Ser. 15-UBS8, Class A4, 3.809%, 12/15/48	88,000	86,774
FRB Ser. 16-BNK2, Class XA, IO, 0.949%, 11/15/49 W	3,151,723	41,041
FRB Ser. 16-UB12, Class XA, IO, 0.644%, 12/15/49 W	8,075,415	71,869
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 4.942%, 7/15/49 W	74,335	72,729

12
Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.433%, 3/25/50	$386,348	$393,568
FRB Ser. 19-01, Class M10, 7.933%, 10/25/49	222,515	225,241
Multifamily Structured Credit Risk 144A FRB Ser. 21-MN3, Class M2, 8.569%, 11/25/51	337,000	344,940
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 7.409%, 10/25/39	243,000	243,912
FRB Ser. 22-FL8, Class AS, 6.669%, 1/25/37	379,000	378,610
FRB Ser. 22-FL8, Class A, 6.219%, 1/25/37	61,339	61,337
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 7.12%, 5/19/38 (Bermuda)	150,961	151,292
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	859,373	64
UBS Commercial Mortgage Trust
Ser. 17-C7, Class A4, 3.679%, 12/15/50	128,000	123,129
FRB Ser. 19-C17, Class XA, IO, 1.436%, 10/15/52 W	5,610,199	301,126
FRB Ser. 17-C7, Class XA, IO, 0.973%, 12/15/50 W	4,048,346	98,738
FRB Ser. 18-C12, Class XA, IO, 0.853%, 8/15/51 W	4,257,726	107,947
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.59%, 6/16/36	13,772	13,652
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48 W	12,145	32
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	148,000	140,525
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	122,000	107,392
FRB Ser. 19-C50, Class XA, IO, 1.404%, 5/15/52 W	2,221,538	99,800
FRB Ser. 17-C41, Class XA, IO, 1.152%, 11/15/50 W	3,112,153	81,422
FRB Ser. 15-LC20, Class XB, IO, 0.60%, 4/15/50 W	13,766,000	15,348
FRB Ser. 18-C43, Class XA, IO, 0.571%, 3/15/51 W	13,028,160	204,172
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	75,170	9,464
Ser. 19-C53, Class D, 2.50%, 10/15/52	218,000	161,123
WF-RBS Commercial Mortgage Trust
Ser. 13-C11, Class B, 3.714%, 3/15/45 W	85,824	84,787
FRB Ser. 13-C14, Class XA, IO, 0.348%, 6/15/46 W	308,197	3
FRB Ser. 14-C22, Class XA, IO, 0.275%, 9/15/57 W	1,697,334	17
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.186%, 8/15/46 W	322,000	132,825
		9,679,877
Residential mortgage-backed securities (non-agency) (7.0%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	576,330	588,757
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	94,049	92,502
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	330,000	287,003
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	105,498	106,429
Ser. 24-NQM2, Class A1, steppedâ€‘coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	123,106	124,154
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	353,000	329,604
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55 W	332,000	302,432
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.41%), 4.753%, 8/25/35	39,685	37,888
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	126,662	126,749
COLT Mortgage Loan Trust 144A
Ser. 23-3, Class A1, 7.18%, 9/25/68	549,549	557,850
Ser. 20-2, Class A2, 3.094%, 3/25/65 W	105,384	103,814
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65 W	179,000	173,173
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	333,147	321,355
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.819%, 3/25/42	911,000	982,546
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.869%, 8/25/42	6,695	6,845
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.669%, 10/25/33	30,734	31,579
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.66%, 3/25/43	33,985	34,494
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.419%, 11/25/43	15,589	15,698

Putnam VT Income Fund
13

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.419%, 1/25/42	$17,000	$17,256
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.369%, 11/25/41	108,000	109,089
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.219%, 1/25/34	5,584	5,623
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.069%, 10/25/41	63,000	63,403
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.869%, 2/25/42	3,472	3,479
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.569%, 1/25/42	95,767	95,835
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.519%, 12/25/41	17,063	17,072
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.369%, 10/25/41	1,134	1,133
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	235,000	223,782
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.069%, 3/25/42	19,000	19,967
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.669%, 3/25/42	19,000	19,771
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.119%, 7/25/42	12,762	13,112
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.96%, 12/25/42	8,712	8,960
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.869%, 1/25/43	17,260	17,670
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.833%, 11/25/39	27,896	28,033
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.269%, 7/25/43	10,140	10,182
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.219%, 12/25/41	24,000	24,262
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.719%, 9/25/44	56,785	57,008
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.669%, 5/25/44	8,057	8,063
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.619%, 9/25/44	15,756	15,777
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	29,861	28,908
Imperial Fund Mortgage Trust 144A Ser. 22-NQM7, Class A1, 7.369%, 11/25/67	297,008	300,139
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE3, Class A1, (US 30 Day Average SOFR + 1.60%), 6.205%, 5/25/54	382,486	385,988
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.919%, 2/25/55	226,333	227,108
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.687%, 8/26/47 W	63,478	63,168
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 5.919%, 9/25/54	149,575	149,922
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60 W	212,000	192,859
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	136,245	135,435
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	367,270	372,773
Onslow Bay Financial, LLC Trust 144A Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	247,028	246,218
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	541,233	544,554
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60 W	464,000	441,224
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62 W	116,000	108,424
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58 W	153,000	127,047
Verus Securitization Trust 144A FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	382,629	383,380
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	115,461	115,060
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 5.313%, 10/25/45	550,420	528,058
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.93%), 5.273%, 12/25/45	423,207	380,092
		9,712,706
Total mortgage-backed securities (cost $26,593,177)		$24,920,527

14
Putnam VT Income Fund

ASSET-BACKED SECURITIES (6.4%)*	Principal amount	Value
BA Credit Card Trust Ser. 24-A1, Class A, 4.93%, 5/15/29	$687,000	$694,118
Capital One Multi-Asset Execution Trust Ser. 22-A3, Class A, 4.95%, 10/15/27	400,000	401,574
CarMax Auto Owner Trust Ser. 24-3, Class A3, 4.89%, 7/16/29	680,000	684,257
Chase Auto Owner Trust 144A Ser. 24-3A, Class A3, 5.22%, 7/25/29	689,000	696,828
Discover Card Execution Note Trust Ser. 22-A4, Class A, 5.03%, 10/15/27	695,000	698,675
Ford Credit Auto Owner Trust Ser. 24-B, Class A3, 5.10%, 4/15/29	688,000	696,410
GM Financial Consumer Automobile Receivables Trust Ser. 23-1, Class A3, 4.66%, 2/16/28	683,296	684,096
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	483,000	482,286
Harley-Davidson Motorcycle Trust Ser. 24-B, Class A3, 4.31%, 7/16/29	702,000	698,884
Hyundai Auto Receivables Trust
Ser. 23-B, Class A3, 5.48%, 4/17/28	680,000	687,625
Ser. 23-A, Class A3, 4.58%, 4/15/27	654,235	654,538
Lendbuzz Securitization Trust 144A Ser. 24-3A, Class A2, 4.97%, 10/15/29	288,000	288,064
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	320,000	320,219
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	325,000	326,728
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 8/4/25	325,000	325,265
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	491,329	489,692
Total asset-backed securities (cost $8,774,346)		$8,829,259
COLLATERALIZED LOAN OBLIGATIONS (5.5%)*	Principal amount	Value
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	$250,000	$250,657
AIMCO CLO 17, Ltd. 144A FRB Ser. 24-17A, Class AIR, (CME Term SOFR 3 Month + 1.35%), 5.982%, 7/20/37 (Jersey)	250,000	250,678
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/21/37 (Cayman Islands)	250,000	250,563
Apex Credit CLO II, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.689%, 7/25/37 (Cayman Islands)	250,000	252,428
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.017%, 10/19/37 (Cayman Islands)	175,000	176,213
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.247%, 4/20/37 (Jersey)	150,000	151,293
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.099%, 7/17/34 (Cayman Islands)	175,000	175,252
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.995%, 10/24/37 (Cayman Islands)	250,000	250,114
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	250,000	250,000
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	250,000	250,577
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	250,000	250,367
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	251,592
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.879%, 7/20/30	250,000	250,574
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.152%, 4/18/37	250,000	251,870
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.137%, 4/20/37 (Cayman Islands)	100,000	100,721
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.012%, 7/18/37 (Cayman Islands)	250,000	251,431
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.117%, 4/20/37	250,000	251,954
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.109%, 7/20/34 (Cayman Islands)	150,000	150,234
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/28/34	250,000	250,381
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	251,791
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.168%, 8/26/34 (Cayman Islands)	250,000	250,384
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.032%, 7/22/38 (Cayman Islands)	250,000	251,636
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 6.032%, 7/18/38 (Cayman Islands)	250,000	251,630

Putnam VT Income Fund
15

COLLATERALIZED LOAN OBLIGATIONS (5.5%)* cont.	Principal amount	Value
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.848%, 1/15/38 (Cayman Islands)	$250,000	$250,424
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 6.127%, 7/20/37 (Cayman Islands)	250,000	252,240
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.568%, 1/15/35 (Cayman Islands)	250,000	250,599
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 4/20/34 (Cayman Islands)	250,000	250,614
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.046%, 7/15/39 (Cayman Islands)	250,000	250,675
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	250,000	250,536
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.037%, 10/25/34 (Cayman Islands)	250,000	250,374
Voya CLO, Ltd. 144A FRB Ser. 24-4A, Class A1, (CME Term SOFR 3 Month + 1.35%), 6.534%, 7/20/37 (Cayman Islands)	250,000	250,585
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	250,000	250,637
Total collateralized loan obligations (cost $7,493,041)		$7,529,024
SHORT-TERM INVESTMENTS (11.8%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56% L	Shares 14,594,739	$14,594,739
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% P	Shares 348,000	348,000
U.S. Treasury Bills 4.628%, 1/16/25 #Ф	$1,300,000	1,297,861
U.S. Treasury Bills 4.280%, 3/25/25 Ф	100,000	99,052
Total short-term investments (cost $16,339,330)		$16,339,652
TOTAL INVESTMENTS
Total investments (cost $155,646,794)	$150,551,253
Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $138,075,010.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
16
Putnam VT Income Fund

#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,160,790 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $182,860 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FUTURES CONTRACTS OUTSTANDING at 12/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	37	$4,212,219	$4,212,219	Mar-25	$(151,182)
U.S. Treasury Bond Ultra 30 yr (Long)	82	9,750,313	9,750,313	Mar-25	(515,274)
U.S. Treasury Note 2 yr (Long)	1	205,609	205,609	Mar-25	(111)
U.S. Treasury Note 2 yr (Short)	88	18,093,625	18,093,625	Mar-25	10,866
U.S. Treasury Note 5 yr (Long)	119	12,650,258	12,650,258	Mar-25	(105,236)
U.S. Treasury Note 5 yr (Short)	17	1,807,180	1,807,180	Mar-25	15,029
U.S. Treasury Note 10 yr (Long)	86	9,352,500	9,352,500	Mar-25	(156,019)
U.S. Treasury Note 10 yr (Short)	20	2,175,000	2,175,000	Mar-25	38,404
U.S. Treasury Note Ultra 10 yr (Long)	21	2,337,563	2,337,563	Mar-25	(55,159)
Unrealized appreciation					64,299
Unrealized (depreciation)					(982,981)
Total					$(918,682)
FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/24
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	$701,800	$(116,622)	$(11,523)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	701,800	(122,107)	(6,944)
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	384,300	(22,116)	8,962
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	384,300	(22,116)	(10,248)
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,717,000	(96,858)	(39,688)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	1,717,000	(380,964)	116,263
Citibank, N.A.
4.50/US SOFR/Dec-30 (Written)	Dec-25/4.50	4,475,300	25,845	(19,136)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00	2,237,700	(25,286)	16,722
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	1,865,500	(337,685)	(38,739)
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	357,500	(35,616)	(9,017)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	357,500	(37,003)	(2,756)
Unrealized appreciation				141,947
Unrealized (depreciation)				(138,051)
Total				$3,896

Putnam VT Income Fund
17

TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $8,720,059)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 1/1/55	$4,000,000	1/14/25	$3,947,619
Uniform Mortgage-Backed Securities, 4.50%, 1/1/55	3,000,000	1/14/25	2,821,886
Uniform Mortgage-Backed Securities, 4.00%, 1/1/55	1,000,000	1/14/25	914,535
Uniform Mortgage-Backed Securities, 3.50%, 1/1/55	1,000,000	1/14/25	884,572
Total			$8,568,612
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$461,200	$11,428E	$(7)	3/18/36	3.757% — Annually	US SOFR — Annually	$11,421
	490,100	22,649E	(17)	2/20/59	3.485% — Annually	US SOFR — Annually	22,632
	7,245,500	21,316	(27)	3/18/26	US SOFR — Annually	4.413% — Annually	(22,048)
	278,000	3,275E	(4)	4/17/35	3.919% — Annually	US SOFR — Annually	3,271
	775,000	7,313E	(11)	4/17/35	3.948% — Annually	US SOFR — Annually	7,302
	87,900	1,212E	(1)	3/31/38	US SOFR — Annually	3.93% — Annually	(1,214)
	418,300	13,903E	(14)	3/14/59	US SOFR — Annually	3.57% — Annually	(13,918)
	109,000	5,457E	(4)	3/14/59	US SOFR — Annually	3.456% — Annually	(5,461)
	26,599,000	191,672	206,689	9/18/26	4.55% — Annually	US SOFR — Annually	23,416
	17,365,000	223,036	(334,275)	9/18/29	US SOFR — Annually	4.35% — Annually	(126,852)
	1,951,100	12,118	53,777	9/18/34	4.15% — Annually	US SOFR — Annually	44,551
	1,956,000	4,029	119,862	9/18/54	3.95% — Annually	US SOFR — Annually	119,873
	6,899,000	30,783	(25,809)	12/18/26	US SOFR — Annually	3.85% — Annually	(56,430)
	4,455,000	78,573	28,762	12/18/29	3.65% — Annually	US SOFR — Annually	107,576
	93,000	4,720	(1,474)	12/18/34	US SOFR — Annually	3.45% — Annually	(6,206)
	932,000	110,164	42,448	12/18/54	US SOFR — Annually	3.25% — Annually	(67,912)
	1,284,000	4,705E	3,124	3/19/27	US SOFR — Annually	3.85% — Annually	(1,581)
	6,292,000	77,996E	(52,347)	3/19/30	3.75% — Annually	US SOFR — Annually	25,649
	7,102,000	182,109E	85,924	3/19/35	US SOFR — Annually	3.75% — Annually	(96,185)
	957,000	61,152E	(34,422)	3/19/55	3.55% — Annually	US SOFR — Annually	26,732
	Total	$92,174		$(5,384)
E	Extended effective date.
OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	CCC/P	$3,281	$21,033	$2,903	5/11/63	300 bp — Monthly	$391
CMBX NA BBB–.6 Index	CCC/P	6,388	46,447	6,410	5/11/63	300 bp — Monthly	5
CMBX NA BBB–.6 Index	CCC/P	7,467	57,402	7,921	5/11/63	300 bp — Monthly	(421)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	B+/P	51,734	121,000	40,644	12/16/72	500 bp — Monthly	11,208
CMBX NA BB.6 Index	CCC-/P	24,342	71,649	17,783	5/11/63	500 bp — Monthly	6,629
JPMorgan Securities LLC
CMBX NA BB.10 Index	CCC+/P	5,777	72,000	29,930	5/11/63	500 bp — Monthly	(24,083)
Merrill Lynch International
CMBX NA A.13 Index	A-/P	6,123	46,000	3,376	12/16/72	200 bp — Monthly	2,765
CMBX NA A.13 Index	A-/P	5,996	46,000	3,376	12/16/72	200 bp — Monthly	2,637
CMBX NA BB.6 Index	CCC-/P	5,518	13,818	3,430	5/11/63	500 bp — Monthly	2,102
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	2,902	23,000	1,688	12/16/72	200 bp — Monthly	1,223
CMBX NA BB.13 Index	B+/P	56,828	126,000	42,323	12/16/72	500 bp — Monthly	14,627
Upfront premium received		176,356	Unrealized appreciation				41,587
Upfront premium (paid)		—	Unrealized (depreciation)				(24,504)
Total	$176,356		Total				$17,083
18
Putnam VT Income Fund

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(175,417)	$378,000	$157,135	11/17/59	(500 bp) — Monthly	$(18,650)
	CMBX NA BB.10 Index	(63,272)	157,000	65,265	11/17/59	(500 bp) — Monthly	1,840
	CMBX NA BB.10 Index	(63,272)	157,000	65,265	11/17/59	(500 bp) — Monthly	1,840
	CMBX NA BB.10 Index	(33,449)	83,000	34,503	11/17/59	(500 bp) — Monthly	973
	CMBX NA BB.8 Index	(3,897)	8,389	3,554	10/17/57	(500 bp) — Monthly	(352)
	CMBX NA BBB–.12 Index	(23,271)	82,000	14,637	8/17/61	(300 bp) — Monthly	(8,682)
	CMBX NA BBB–.6 Index	(53,386)	124,882	17,234	5/11/63	(300 bp) — Monthly	(36,225)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,971)	85,467	21,213	5/11/63	(500 bp) — Monthly	(64,842)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	62,771	11/17/59	(500 bp) — Monthly	54,032
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(9,017)	19,000	7,898	11/17/59	(500 bp) — Monthly	(1,137)
	CMBX NA BBB–.10 Index	(6,468)	20,000	3,516	11/17/59	(300 bp) — Monthly	(2,964)
	Upfront premium received	—	Unrealized appreciation				58,685
	Upfront premium (paid)	(526,012)	Unrealized (depreciation)				(132,852)
	Total	$(526,012)	Total				$(74,167)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,829,259	$—
Collateralized loan obligations	—	7,529,024	—
Corporate bonds and notes	—	57,306,806	—
Mortgage-backed securities	—	24,920,527	—
U.S. government and agency mortgage obligations	—	35,517,400	—
U.S. treasury obligations	—	108,585	—
Short-term investments	348,000	15,991,652	—
Totals by level	$348,000	$150,203,253	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(918,682)	$—	$—
Forward premium swap option contracts	—	3,896	—
TBA sale commitments	—	(8,568,612)	—
Interest rate swap contracts	—	(97,558)	—
Credit default contracts	—	292,572	—
Totals by level	$(918,682)	$(8,369,702)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund
19

Financial statements

Statement of assets and liabilities

12/31/24

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $141,052,055)	$135,956,514
Affiliated issuers (identified cost $14,594,739) (Note 5)	14,594,739
Cash	255,273
Interest and other receivables	1,359,239
Receivable for shares of the fund sold	176,163
Receivable for sales of TBA securities (Note 1)	8,735,671
Receivable for variation margin on futures contracts (Note 1)	7,344
Receivable for variation margin on centrally cleared swap contracts (Note 1)	19,195
Unrealized appreciation on forward premium swap option contracts (Note 1)	141,947
Unrealized appreciation on OTC swap contracts (Note 1)	100,272
Premium paid on OTC swap contracts (Note 1)	526,012
Deposits with broker (Note 1)	121,827
Receivable from broker (Note 1)	559
Total assets	161,994,755

Liabilities
Payable for investments purchased	255,701
Payable for purchases of TBA securities (Note 1)	13,604,484
Payable for shares of the fund repurchased	92,522
Payable for compensation of Manager (Note 2)	44,265
Payable for custodian fees (Note 2)	30,627
Payable for investor servicing fees (Note 2)	16,325
Payable for Trustee compensation and expenses (Note 2)	119,654
Payable for administrative services (Note 2)	1,179
Payable for distribution fees (Note 2)	13,159
Payable for variation margin on futures contracts (Note 1)	80,458
Payable for variation margin on centrally cleared swap contracts (Note 1)	30,286
Unrealized depreciation on forward premium swap option contracts (Note 1)	138,051
Unrealized depreciation on OTC swap contracts (Note 1)	157,356
Premium received on OTC swap contracts (Note 1)	176,356
TBA sale commitments, at value (proceeds receivable $8,720,059) (Note 1)	8,568,612
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	456,585
Other accrued expenses	134,125
Total liabilities	23,919,745
Net assets	$138,075,010

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$231,474,687
Total distributable earnings (Note 1)	(93,399,677)
Total — Representing net assets applicable to capital shares outstanding	$138,075,010

Computation of net asset value Class IA
Net assets	$76,688,144
Number of shares outstanding	9,437,270
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.13

Computation of net asset value Class IB
Net assets	$61,386,866
Number of shares outstanding	7,653,209
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.02

The accompanying notes are an integral part of these financial statements.

20	Putnam VT Income Fund

Statement of operations

Year ended 12/31/24

Investment income
Interest (including interest income of $1,123,493 from investments in affiliated issuers) (Note 5)	$8,175,092
Total investment income	8,175,092

Expenses
Compensation of Manager (Note 2)	543,719
Investor servicing fees (Note 2)	100,420
Custodian fees (Note 2)	47,853
Trustee compensation and expenses (Note 2)	6,588
Distribution fees (Note 2)	160,195
Administrative services (Note 2)	2,614
Auditing and tax fees	110,283
Other	36,595
Total expenses	1,008,267
Expense reduction (Note 2)	(2,096)
Net expenses	1,006,171
Net investment income	7,168,921

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(4,241,586)
Futures contracts (Note 1)	68,801
Swap contracts (Note 1)	(157,431)
Written options (Note 1)	280,328
Total net realized loss	(4,049,888)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	3,037,659
Futures contracts	(2,424,337)
Swap contracts	(25,403)
Written options	(219,768)
Total change in net unrealized appreciation	368,151
Net loss on investments	(3,681,737)
Net increase in net assets resulting from operations	$3,487,184

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	21

Statement of changes in net assets

	Year ended 12/31/24	Year ended 12/31/23
Decrease in net assets
Operations:
Net investment income	$7,168,921	$7,539,507
Net realized loss on investments	(4,049,888)	(10,362,004)
Change in net unrealized appreciation of investments	368,151	9,699,356
Net increase in net assets resulting from operations	3,487,184	6,876,859
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,511,418)	(5,014,154)
Class IB	(3,570,142)	(3,908,177)
Decrease from capital share transactions (Note 4)	(5,128,486)	(7,067,952)
Total decrease in net assets	(9,722,862)	(9,113,424)
Net assets:
Beginning of year	147,797,872	156,911,296
End of year	$138,075,010	$147,797,872

The accompanying notes are an integral part of these financial statements.

22	Putnam VT Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/24	$8.40	.42	(.22)	.20	(.47)	—	(.47)	$8.13	2.56	$76,688.59		5.11	461
12/31/23	8.50	.42	(.02)	.40	(.50)	—	(.50)	8.40	4.96	81,851.63		5.13	890
12/31/22	10.40	.34	(1.69)	(1.35)	(.55)	—	(.55)	8.50	(13.48)	85,874	.62[f]	3.78	793
12/31/21	11.60	.36	(.87)	(.51)	(.18)	(.51)	(.69)	10.40	(4.44)	111,757.56		3.36	800
12/31/20	11.63	.33	.32	.65	(.58)	(.10)	(.68)	11.60	6.00	126,631.57		2.88	842
Class IB
12/31/24	$8.29	.39	(.21)	.18	(.45)	—	(.45)	$8.02	2.32	$61,387.84		4.86	461
12/31/23	8.39	.39	(.01)	.38	(.48)	—	(.48)	8.29	4.69	65,947.88		4.88	890
12/31/22	10.28	.32	(1.69)	(1.37)	(.52)	—	(.52)	8.39	(13.81)	71,037	.87[f]	3.53	793
12/31/21	11.46	.33	(.85)	(.52)	(.15)	(.51)	(.66)	10.28	(4.59)	99,028.81		3.12	800
12/31/20	11.50	.30	.32	.62	(.56)	(.10)	(.66)	11.46	5.72	114,913.82		2.62	842
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment.
[c]	The charges and expenses at the insurance company separate account level are not reflected.
[d]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[f]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund
23

Notes to financial statements 12/31/24

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through December 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income consistent with what the fund’s investment manager believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide denominated in U.S. dollars or (to a lesser extent) foreign currencies, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund’s investment manager typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, and certain foreign currency transactions, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various

24
Putnam VT Income Fund

relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $121,827 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit

Putnam VT Income Fund
25

event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $104,696 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $131,067 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings could be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds managed by an affiliate of Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion, which matures on January 30, 2026.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2024, the fund had the following capital loss

26
Putnam VT Income Fund

carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$48,568,512	$38,803,467	$87,371,979

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures contracts, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $16,624 to decrease undistributed net investment income and $16,624 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$3,743,201
Unrealized depreciation	(16,459,353)
Net unrealized depreciation	(12,716,152)
Undistributed ordinary income	6,694,295
Capital loss carryforward	(87,371,979)
Cost for federal income tax purposes	$153,979,021

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.8% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.379% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-advisor for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$55,561
Class IB	44,859
Total	$100,420

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,096 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $100, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and

Putnam VT Income Fund
27

retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Franklin Distributors, or prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations and were paid out as follows:

Franklin Distributors	$66,434
Putnam Retail Management	93,761
Total	$160,195

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$610,829,913	$625,716,047
U.S. government securities (Long-term)	—	—
Total	$610,829,913	$625,716,047

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/24		Year ended 12/31/23		Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	627,283	$5,140,042	361,191	$2,944,636	666,419	$5,392,360	505,082	$4,117,214
Shares issued in connection with reinvestment of distributions	568,905	4,511,417	617,507	5,014,154	455,375	3,570,142	486,092	3,908,177
	1,196,188	9,651,459	978,698	7,958,790	1,121,794	8,962,502	991,174	8,025,391
Shares repurchased	(1,508,175)	(12,307,245)	(1,337,404)	(10,886,211)	(1,421,554)	(11,435,202)	(1,502,861)	(12,165,922)
Net decrease	(311,987)	$(2,655,786)	(358,706)	$(2,927,421)	(299,760)	$(2,472,700)	(511,687)	$(4,140,531)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
Putnam Short Term Investment Fund Class P *	$22,700,905	$45,064,905	$53,171,071	$1,123,493	$14,594,739
Total Short-term investments	$22,700,905	$45,064,905	$53,171,071	$1,123,493	$14,594,739
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$21,000,000
Written swap option contracts (contract amount)	$14,100,000
Futures contracts (number of contracts)	500
Centrally cleared interest rate swap contracts (notional)	$90,500,000
OTC credit default contracts (notional)	$4,200,000

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Putnam VT Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$451,845	Payables	$159,273
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	676,309*	Payables, Net assets — Unrealized depreciation	1,688,653*
Total		$1,128,154		$1,847,926
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$16,281	$16,281
Interest rate contracts	234,524	68,801	(173,712)	$129,613
Total	$234,524	$68,801	$(157,431)	$145,894
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(120,629)	$(120,629)
Interest rate contracts	(302,971)	(2,424,337)	95,226	$(2,632,082)
Total	$(302,971)	$(2,424,337)	$(25,403)	$(2,752,711)

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$19,195	$—	$—
OTC Credit default contracts — protection sold *#	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	356,708
Futures contracts §	—	—	—	—	—
Forward premium swap option contracts #	8,962	116,263	—	16,722	—
Total Assets	$8,962	$116,263	$19,195	$16,722	$356,708
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	30,286	—	—
OTC Credit default contracts — protection sold *#	17,161	—	—	—	58,239
OTC Credit default contracts — protection purchased *#	—	—	—	—	—
Futures contracts §	—	—	—	—	—
Forward premium swap option contracts #	28,715	39,688	—	19,136	—
Total Liabilities	$45,876	$39,688	$30,286	$19,136	$58,239
Total Financial and Derivative Net Assets	$(36,914)	$76,575	$(11,091)	$(2,414)	$298,469
Total collateral received (pledged) †##	$—	$10,000	$—	$—	$290,000
Net amount	$(36,914)	$66,575	$(11,091)	$(2,414)	$8,469
Controlled collateral received (including TBA commitments) **	$—	$10,000	$—	$—	$290,000
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—

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29

Note 8: Offsetting of financial and derivative assets and liabilities cont.

	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$19,195
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	21,129	62,624	—	11,384	451,845
Futures contracts §	—	7,344	—	—	—	7,344
Forward premium swap option contracts #	—	—	—	—	—	141,947
Total Assets	$—	$28,473	$62,624	$—	$11,384	$620,331
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	30,286
OTC Credit default contracts — protection sold *#	—	29,860	10,133	—	43,880	159,273
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—
Futures contracts §	—	80,458	—	—	—	80,458
Forward premium swap option contracts #	38,739	—	—	11,773	—	138,051
Total Liabilities	$38,739	$110,318	$10,133	$11,773	$43,880	$408,068
Total Financial and Derivative Net Assets	$(38,739)	$(81,845)	$52,491	$(11,773)	$(32,496)	$212,263
Total collateral received (pledged) ##†	$104,696	$—	$52,491	$—	$48,000
Net amount	$(143,435)	$(81,845)	$—	$(11,773)	$(80,496)
Controlled collateral received (including TBA commitments)**	$—	$—	$108,585	$—	$48,000	$456,585
Uncontrolled collateral received	$104,696	$—	$—	$—	$—	$104,696
Collateral (pledged) (including TBA commitments)**	$—	$(182,860)	$—	$—	$—	$(182,860)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,160,790 and $121,827, respectively.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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Putnam VT Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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31

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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Putnam VT Income Fund

© 2024 Franklin Templeton. All rights reserved.	38921-AFSOI 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: February 26, 2025